Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 31,197	$ 1,005,345
Prepaid expenses	570,626	766,876
Total current assets	601,823	1,772,221
Investments held in Trust Account	275,033,543	275,000,000
Total assets	275,635,366	276,772,221
Current liabilities
Accounts payable	46,895	32,531
Accrued expenses	3,517,815	75,000
Due to related party	29,172	6,610
Franchise tax payable	64,802	56,488
Total current liabilities	3,658,684	170,629
Deferred underwriting commissions in connection with the initial public offering	9,625,000	9,625,000
Derivative warrant liabilities	30,885,000	16,905,000
Total liabilities	44,168,684	26,700,629
Commitments and contingencies (Note 10)
Temporary equity	226,466,680	245,071,590
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued andoutstanding
Additional paid-in capital	25,315,911	6,711,187
Accumulated deficit	(20,317,082)	(1,712,172)
Total stockholders’ deficit	5,000,002	5,000,002
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	275,635,366	276,772,221
Class A Common Stock
Stockholders’ deficit:
Common stock, value	485	299
Total stockholders’ deficit	485	299
Class B Common Stock
Stockholders’ deficit:
Common stock, value	688	688
Total stockholders’ deficit	688	688
A Place For Rover INC
Current assets
Cash and cash equivalents	103,386,000	80,848,000	$ 67,654,000
Short-term investments			36,133,000
Accounts receivable, net	12,187,000	2,992,000	2,473,000
Prepaid expenses and other current assets	2,782,000	3,629,000	4,408,000
Total current assets	118,355,000	87,469,000	110,668,000
Property and equipment, net	22,914,000	24,923,000	30,991,000
Operating lease right-of-use assets	21,876,000
Intangible assets, net	6,162,000	7,967,000	13,151,000
Goodwill	33,159,000	33,159,000	33,159,000
Deferred tax asset, net	1,574,000	1,235,000	926,000
Other noncurrent assets	4,955,000	134,000	5,398,000
Total assets	208,995,000	154,887,000	194,293,000
Current liabilities
Accounts payable	2,813,000	1,301,000	5,769,000
Accrued compensation and related expenses	4,381,000	3,269,000	4,096,000
Accrued expenses and other current liabilities	5,545,000	2,747,000	4,663,000
Deferred revenue	8,167,000	751,000	2,488,000
Pet parent deposits	33,838,000	7,931,000	21,440,000
Pet service provider liabilities	8,680,000	6,140,000	11,460,000
Debt, current portion	7,746,000	4,128,000
Operating lease liabilities, net of current portion	26,193,000
Total current liabilities	73,473,000	26,267,000	49,916,000
Operating lease liabilities, current portion	2,303,000
Deferred rent, net of current portion		2,248,000	1,732,000
Debt, net of current portion	29,969,000	33,398,000
Operating lease liabilities, net of current portion	26,193,000
Other noncurrent liabilities	783,000	4,659,000	3,977,000
Total liabilities	130,418,000	66,572,000	55,625,000
Commitments and contingencies (Note 10)
Temporary equity	290,427,000	290,427,000	290,365,000
Stockholders’ deficit:
Additional paid-in capital	57,542,000	53,912,000	46,926,000
Accumulated other comprehensive income	282,000	253,000	169,000
Accumulated deficit	(269,674,000)	(256,277,000)	(198,792,000)
Total stockholders’ deficit	(211,850,000)	(202,112,000)	(151,697,000)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	$ 208,995,000	$ 154,887,000	$ 194,293,000